Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (1,515,893)	$ (33,305)
Adjustments and items not affecting cash:
Depreciation and amortization	476,679	466,996
Deferred taxes	105,579	(76,560)
Initial value and changes in derivative financial instruments, net of amortization	(5,780)	(15,502)
Share-based compensation	18,389	10,397
Cost of equity funds used for construction purposes	(1,734)	(3,366)
Change in value of investments carried at fair value	37,978	229,988
Pension and post-employment expense in excess of (lower than) contributions	(432)	(7,838)
Distributions received from equity investments, net of income	42,191	11,730
Impairment of assets	0	23,492
Loss from classification as held for sale (note 24(b))	1,357,343	0
Loss on reclassification of AOCI (note 24(b))	94,593	0
Other	12,243	108,338
Net change in non-cash operating items (note 22)	(139,438)	(86,336)
Net cash provided by (used in) operating activities, total	481,718	628,034
Financing activities
Increase in long-term debt	4,035,028	3,033,503
Repayments of long-term debt	(5,344,170)	(2,297,346)
Net change in commercial paper	(98,728)	74,720
Issuance of common shares, net of costs	1,153,954	5,229
Cash dividends on common shares	(285,063)	(322,468)
Dividends on preferred shares	(10,489)	(8,356)
Contributions from non-controlling interests and redeemable non-controlling interests	60,545	98,955
Production-based cash contributions from non-controlling interest from discontinued operations	13,072	9,084
Production-based cash contributions from non-controlling interest from continuing operations	1,953	0
Distributions to non-controlling interests	(33,315)	(51,164)
Payments upon settlement of derivatives	6,008	0
Shares surrendered to fund withholding taxes on exercised share options	(3,482)	(2,434)
Redemption of Series C preferred shares	0	(14,515)
Acquisition of non-controlling interest	(23,379)	0
Increase in other long-term liabilities	17,449	22,666
Decrease in other long-term liabilities	(45,797)	(79,638)
Net cash provided by (used in) financing activities, total	(556,414)	442,808
Investing activities
Additions to property, plant and equipment and intangible assets	(872,421)	(1,026,171)
Increase in long-term investments	(115,137)	(243,742)
Divestiture of operating entity	29,548	0
Increase in other assets	(9,385)	(12,220)
Receipt of principal on development loans receivable	0	174,763
Decrease in long-term investments	22,949	11,749
Proceeds from sale of long-lived assets (note 8(a))	1,077,184	0
Net cash provided by (used in) investing activities, total	132,738	(1,095,621)
Effect of exchange rate differences on cash and restricted cash	(3,088)	(267)
Increase (decrease) in cash, cash equivalents and restricted cash	54,954	(25,046)
Cash, cash equivalents and restricted cash, beginning of year	76,139	101,185
Cash, cash equivalents and restricted cash, end of year	131,093	76,139
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	432,721	368,511
Cash paid (received) during the year for income taxes - net	(56,724)	7,171
Cash received during the year for distributions from equity investments	86,310	112,716
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	84,720	172,165
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	11,310	46,040
Property, plant and equipment, intangible assets and accrued liabilities in exchange of note receivable	195,110	23,938
Convertible Debentures
Non-cash financing and investing activities:
Issuance of common shares upon conversion of convertible debentures	0	11
Related Party
Financing activities
Distributions to non-controlling interests, related party	$ 0	$ (25,428)